Restatement of Financial Statements (Tables)	6 Months Ended
Jun. 30, 2011
Restatement of Financial Statements
Restatement of interest and finance costs
(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

Consolidated Statement of Operations
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Interest and finance costs	$(57,715)	$(40,147)
Total other expenses, net	(153,417)	(135,849)
Income before income taxes	27,110	44,678
Net income attributable to Dryships Inc.	15,172	32,740
Net income attributable to common stockholders	8,622	25,978
Earnings per common share, basic and diluted	$0.03	$0.10

Consolidated Cash Flow
	For the Six Month Period Ended
	June 30, 2010
	(as previously reported)	(as restated)
Net Cash provided by Operating Activities	$175,644	$198,543
Advances for vessel acquisitions/rigs under construction	(485,447)	(508,346)
Net Cash used in Investing Activities	$(566,282)	$(589,181)